Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation [Abstract]
Schedule of Binomial Option-Pricing Model Used for the Fair Value Measurement

The following table lists the inputs to the binomial option-pricing model used for the fair value measurement of equity-settled share options for the above Options Plans for the years 2024, 2024 and 2023:

	December 31,
	2025	2024	2023

Dividend yield	0%	-%	0%
Expected volatility of the share prices	104%	-%	107%
Risk-free interest rate	4.2%	-%	4.2%
Expected term (in years)	10	-%	10

Schedule of Number of Options Granted to Employees Under the Option Plans	The following table summarizes the number of options granted to employees under the Option Plans for the year ended December 31, 2025 and related information:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2024	97,228,400	0.005	8.65	12

Granted	413,200,000	-	10	12

Forfeited	-	-	-	-

Balance as of December 31, 2025	510,428,400	0.001	9.54	12

Exercisable as of December 31, 2025	75,600,975	0.001	9.54	12

Schedule of Company’s Outstanding and Exercisable Options Granted to Employees	The following table summarizes information about the Company’s outstanding and exercisable options granted to employees as of December 31, 2025:
Exercise price	Options outstanding as of December 31, 2025	Weighted average remaining contractual term (years)	Options exercisable as of December 31, 2025	Weighted average remaining contractual term (years)
$0.001	510,428,400	9.54	75,600,975	9.54

Schedule of ADSs Restricted Shares Units Activity	A summary of ADSs restricted shares units activity for the year ended December 31, 2025 is as follows:
	Number of ADS	Weighted average grant date fair value

Balance as of December 31, 2024	106,183	7.22

Granted	218,541	0.87
Vested	(26,974)	4.31
Forfeited	(26,679)	4.10

Balance as of December 31, 2025	271,071	4.13

Schedule of Total Share-Based Compensation Expense to Equity-Based Awards	The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2025, 2024 and 2023 is comprised as follows:
	Year ended December 31,
	2025	2024	2023

Research and development expenses	$(48)	$322	$107
Cost of revenues	182
Marketing, general and administrative expenses	170	360	1,032
Total share-based compensation	$304	$682	$1,139